Capital Management	12 Months Ended
Dec. 31, 2021
Capital Management [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
The Company manages its capital to ensure that entities controlled by the Company will be able to support the required equipment and capital expenditures in the future, through the optimization of the debt and equity balance.
Key management personnel of the Company review the capital structure periodically. In order to balance the overall capital structure, the Company may adjust the amounts of bank loans, the number of new shares issued or other equity instruments.